Balance Sheets (Unaudited) (Parenthetical) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Balance Sheets [Abstract]
Common stock, shares authorized	75,000,000	75,000,000
common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	7,750,000	5,000,000
Common stock, shares outstanding	7,750,000	5,000,000